Investments in Financial Assets	9 Months Ended
Sep. 30, 2025
Investments in Financial Assets
Investments in Financial Assets

17. Investments in Financial Assets

Investment in financial assets consist of the Company’s investment in Phoenicis Therapeutics Inc. (“Phoenicis”) and Yarrow Biotechnology Inc. (“Yarrow”).

ProQR holds a 3.9% interest in Phoenicis. As at September 30, 2025, the investment amounts to € nil (December 31, 2024: € nil). Phoenicis discontinued its research and development operational activities during the quarter ended September 30, 2024.

ProQR holds a 5.1% interest in Yarrow. As at September 30, 2025, the fair value of the Yarrow financial asset amounted to € nil (December 31, 2024: € nil).